STOCK OPTIONS PLAN (Tables)	12 Months Ended
Dec. 31, 2025
STOCK OPTIONS PLAN
Schedule of stock option activity

	12/31/2025
	Number of purchase	Weighted average fair value per share
At the beginning of the year	-	-
Granted during the year	13,132,218	1.249
At the end of the year	13,132,218	1.249